Commitments	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments
NOTE 6. COMMITMENTS

Registration Rights
Pursuant to a registration rights agreement entered into on January 13, 2022, the holders of the Founder Shares, Private Placement Warrants, and any Private Placement Warrants that may be issued upon conversion of the Working Capital Loans (and any Series A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and conversion of Founder Shares) will be entitled to registration rights. The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not be required to effect or permit any registration or cause any registration statement to become effective until termination of the applicable lock-up
period. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The underwriters were entitled to a cash underwriting discount of $0.20 per Unit, or $6,000,000 in the aggregate, paid on the closing of the Initial Public Offering. In addition, the underwriters are entitled to a deferred fee of $0.35 per Unit, or $10,500,000 in the aggregate. The deferred fee will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
On January
21
,
2024
, the Company received a partial waiver from an underwriter from the initial public offering that was entitled to a portion of the deferred underwriter fee. Subject to the closing of th
e
Business Combination

between the Company and Abpro, the underwriter waived $
4,290,000
of the underwriter fee in exchange for
600,000
of common stock in the post-merger Company.
Advisors
On January 7, 2022, the Company and Farvahar Capital (“Farvahar”) entered into an agreement under which Farvahar served as an advisor to the Company in connection with the Initial Public Offering. Farvahar was engaged to represent the Company’s interests only and is independent of the underwriters. The underwriters reimbursed the Company for the fees payable to Farvahar in respect of the provision of such advisory services. The Company agreed to pay Farvahar a fee of 0.08% of the gross proceeds of the Initial Public Offering, including any exercise of the underwriters’ overallotment option with respect to the Initial Public Offering or $240,000 in the aggregate. Farvahar did not act as an underwriter in connection with the Initial Public Offering; it did not identify or solicit potential investors in the Initial Public Offering. As of December 31, 2022, the Company received the reimbursement from the underwriters and paid Farvahar.
Capital Market Advisor
On April 11, 2023, the Company entered into a services agreement with an advisor. The advisor will provide advisory services as it pertains to a Business Combination. Upon the closing of a Business Combination the advisor will be paid a fee for their services. All consideration is to be paid simultaneously with the closing of a Business Combination.
On January 11, 2024, the Company entered into an amended engagement letter with the advisor pursuant to which the Company engaged the advisor to act as its capital markets advisor in connection with an initial business combination, in exchange for the right to receive (i) 200,000 Founder Shares, such shares to be delivered following the closing of a Business Combination and (ii) a transaction fee in connection with any such offering involving the advisor equal to 4% of the gross proceeds raised in connection with such offering, subject to the terms of the amended engagement letter. The amended engagement letter with the advisor supersedes and replaces the prior engagement letter entered into on April 11, 2023.
Non-Redemption
Agreement
On or about April 4, 2023, the Company and the Sponsor entered into agreements
(“Non-Redemption
Agreements”) with several unaffiliated third parties in exchange for them agreeing not to redeem an aggregate of 3,300,900 shares
(“Non-Redeemed
Shares”) of the Company’s Public Shares at the special meeting called by the Company (the “Meeting”) to approve an extension of time for the Company to consummate a Business Combination (the “Charter Amendment Proposal”) from April 19, 2023 to October 19, 2023 (an “Extension”), subject to additional Extension(s) up to December 19, 2023 upon election by the Sponsor. In exchange for the foregoing commitments not to redeem such shares, the Sponsor has agreed to transfer to such investors an aggregate of 825,225 shares of the Company held by the Sponsor immediately following consummation of Business Combination if they continued to hold such
Non-Redeemed
Shares through the Meeting.
Business Combination Agreement
On December 11, 2023, the Company, Merger Sub, and Abpro, entered into the Business Combination Agreement.

Pursuant to the Business Combination Agreement, on the Closing Date (as defined in the Business Combination Agreement), Merger Sub, a newly formed, wholly-owned direct subsidiary of the Company, will be merged with and into the Abpro (the “together with the other transactions related thereto, the “Merger”), with the Abpro surviving the Merger as a wholly-owned direct subsidiary of the Company (the “Surviving Company”). In connection with the consummation of the Merger, the Company will change its corporate name to “Abpro Corporation”. The respective boards of directors of the Company and Abpro have duly approved the Business Combination Agreement and the transactions contemplated thereby.
Immediately prior to the effective time of the Merger (the “Effective Time”), Abpro will cause (i) all outstanding Abpro convertible notes to be converted into shares of Company Common Stock, (ii) all outstanding Abpro warrants to acquire equity securities of the Company to be converted into a number of shares of shares of Company Common Stock and (iii) the Abpro Preferred Shares (including those shares resulting from the convertible notes conversion and warrant conversion) that are issued and outstanding immediately prior to the Effective Time to be converted into shares of Abpro Common Stock.
Conditions to closing
The obligations of the Company and Abpro to consummate the Merger are subject to certain closing conditions, including, but not limited to, (i) the expiration or termination of the applicable waiting period under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended, (ii) the absence of any law or governmental order or other legal restraint or prohibition preventing the consummation of the Merger, (iii) the Registration Statement being declared effective under the Securities Act, (iv) the ACAB New Common Shares to be issued in connection with the Merger having been approved for listing on Nasdaq, (v) the approval of certain of the Company Proposals by the Company’s stockholders, (vi) obtaining the Abpro written consent approving the Merger; (vii) the Company having at least $5,000,001 of net tangible assets (as determined in accordance with
Rule 3a51-1(g)(1) of
the Exchange Act) remaining after the Closing; and (viii) the Company arranging for binding commitments of at least $8.7 million in available closing cash consisting of funds in the Trust Account (after reduction for payments made in connection with redemptions by the Company stockholders) plus any funds available pursuant to a PIPE Financing, forward purchase agreement, equity line of credit, convertible note financing and other sources of financing, less any Unpaid SPAC Expenses, as described in the Business Combination Agreement, subject to the Abpro’s waiver of such amount.
Sponsor Letter Agreement
On December 11, 2023, the Sponsor entered into an agreement with the Company, the Abpro and Abpro Bio Co., Ltd (the “Sponsor Letter Agreement”), whereby Sponsor agrees to (i) retain 2.95 million shares of the Company’s Series A common stock held by it, (ii) divide 2,458,333 shares of the Company’s Series A Common Stock held by it among the Sponsor, who will be entitled to 491,667 of the shares, Abpro, who will be entitled to 983,333 of the shares, and Abpro Bio Co., Ltd, who will be entitled to 983,333 of the shares, for such party to use to obtain non-redemption commitments
from the Company’s stockholders or other capital for ACAB or the Surviving Company (with any shares unused for such purpose to be retained by such party) and (ii) forfeit the remainder of any the Company’s Series A common stock and the Company’s Series B common stock held by it.
On January 18, 2024, the Sponsor, the Company, Abpro and Abpro Bio entered into an amendment to the Sponsor Letter Agreement (the “Amended Sponsor Letter Agreement”), which amended the amount of shares each party thereunder is entitled to, consistent with the description previously disclosed on December 11, 2023 and as contemplated in the Business Combination Agreement, dated as of December 11, 2023, by and among the
Company, Abpro Merger Sub, and Abpro. For the avoidance of doubt, the Amended Sponsor Letter Agreement supersedes and replaces the Sponsor Letter Agreement in its entirety.
Sponsor Support Agreement
On December 11, 2023, the Company, Abpro and the Sponsor entered into the Sponsor Support Agreement pursuant to which the Sponsor agreed to, among other things, vote all of its shares of the Company’s Series A common shares and the Company’s Series B common shares held by it, whether now owned or hereafter acquired, (i) in favor of the approval and adoption of the Business Combination Agreement and the transactions contemplated thereby, and (ii) against any proposal, action or agreement that would impede, interfere with, delay, postpone or discourage any provision of the Sponsor Support Agreement, the Business Combination Agreement or the transactions contemplated thereby. In addition, in the Sponsor Support Agreement, the Sponsor agrees to waive, and not to assert or perfect, among other things, any rights to adjustment or other anti-dilution protections with respect to the rate at which the shares of the Company’s Series B common stock held by the Sponsor convert into shares of the Company’s Series A common stock in connection with the transactions contemplated by the Business Combination Agreement.
Expense Advancement Agreement
On May 30, 2024, the Company and the Sponsor entered into an expense advancement agreement (the “Expense Advancement Agreement”), pursuant to which the Sponsor has agreed to advance to the Company up to $600,000 in the aggregate, including previous amounts advanced from the Sponsor to the Company, on an interest-free basis as may be necessary to cover working capital expenses, fund certain redemptions of the Company’s common stock and cover costs and expenses in connection with the consummation of the Company’s proposed business combination with. Each advance under the Expense Advancement Agreement will be evidenced by a promissory note, the form of which is included as an exhibit to the Expense Advancement Agreement. This agreement replaces the previous Extension Promissory Notes in the aggregate amount of $160,000. The Expense Advance Agreement as of this filing has borrowed $160,000, with $440,000 available for withdrawal.
On May 31, 2024, June 1, 2024 and June 26, 2024, the Sponsor advanced the Company $245,000, $25,000 and $10,000, respectively, to fund the operating account and for extension payments. The advances from the Sponsor do not accrue interest and are payable upon the closing of the Merger.

NOTE 6 — COMMITMENTS

Registration Rights
Pursuant to a registration rights agreement entered into on January 13, 2022, the holders of the Founder Shares, Private Placement Warrants, and any Private Placement Warrants that may be issued upon conversion of the Working Capital Loans (and any Series A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and conversion of Founder Shares) will be entitled to registration rights. The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not be required to effect or permit any registration or cause any registration statement to become effective until termination of the applicable lock-up
period. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The underwriters were entitled to a cash underwriting discount of $0.20 per Unit, or $6,000,000 in the aggregate, paid on the closing of the Initial Public Offering. In addition, the underwriters are entitled to a deferred fee of $0.35 per Unit, or $10,500,000 in the aggregate. The deferred fee will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Advisors
On January 7, 2022, the Company and Farvahar Capital (“Farvahar”) entered into an agreement under which Farvahar served as an advisor to the Company in connection with the Initial Public Offering. Farvahar was engaged to represent the Company’s interests only and is independent of the underwriters. The underwriters reimbursed the Company for the fees payable to Farvahar in respect of the provision of such advisory services. The Company agreed to pay Farvahar a fee of 0.08% of the gross proceeds of the Initial Public Offering, including any exercise of the underwriters’ over-allotment option with respect to the Initial Public Offering or $240,000 in the aggregate. Farvahar did not act as an underwriter in connection with the Initial Public Offering; it did not identify or solicit potential investors in the Initial Public Offering. As of December 31, 2022, the Company received the reimbursement from the underwriters and paid Farvahar.
Capital Market Advisor
On April 11, 2023, the Company entered into a services agreement with an advisor. The Advisor will provide advisory services as it pertains to a business combination. Upon the closing of a business combination the advisor will be paid a fee for their services. All consideration is to be paid simultaneously with the closing of the business combination.
Non-Redemption
Agreement
On or about April 4, 2023, the Company and Atlantic Coastal Acquisition Management II LLC (the “Sponsor”), entered into agreements
(“Non-Redemption
Agreements”) with several unaffiliated third parties in exchange for them agreeing not to redeem an aggregate of
3,300,900shares(“Non-Redeemed
Shares”) of the Company’s Series A common stock sold in its initial public offering (the “Public Shares”) at the special meeting called by the Company (the “Meeting”) to approve an extension of time for the Company to consummate an initial business combination (the “Charter Amendment Proposal”) from April 19, 2023 to October 19, 2023 (an “Extension”), subject to additional Extension(s) up to December 19, 2023 upon election by the Sponsor. In exchange for the foregoing commitments not to redeem such shares, the Sponsor has agreed to transfer to such investors an aggregate of 825,225 shares of the Company held by the Sponsor immediately following consummation of an initial business combination if they continued to hold such
Non-Redeemed
Shares through the Meeting.
Business Combination Agreement
On December 11, 2023, the Company, Abpro Merger Sub Corp., a Delaware corporation (“Merger Sub”), and Abpro Corporation, a Delaware corporation “Abpro”), entered into a business combination agreement (the “Business Combination Agreement”).
Pursuant to the Business Combination Agreement, on the Closing Date (as defined in the Business Combination Agreement), Merger Sub, a newly formed, wholly-owned direct subsidiary of the Company, will be merged with and into the Abpro (the “Business Combination,” together with the other transactions related thereto, the “Proposed Transactions”), with the Abpro surviving the Business Combination as a wholly-owned direct subsidiary of the Company (the “Surviving Company”). In connection with the consummation of the Business Combination, the Company will change its corporate name to “Abpro Holdings, Inc.” The respective boards of directors of the Company and Abpro have duly approved the Business Combination Agreement and the transactions contemplated thereby.
Immediately prior to the effective time of the Business Combination (the “Effective Time”), Abpro will cause (i) all outstanding Abpro convertible notes to be converted into shares of Company Common Stock, (ii) all outstanding Abpro warrants to acquire equity securities of the Company to be converted into a number of shares of shares of Company Common Stock and (iii) the Abpro Preferred Shares (including those shares resulting from the convertible notes conversion and warrant conversion) that are issued and outstanding immediately prior to the Effective Time to be converted into shares of Abpro Common Stock.
Conditions to closing
The obligations of the Company and Abpro to consummate the Business Combination are subject to certain closing conditions, including, but not limited to, (i) the expiration or termination of the applicable waiting period under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended, (ii) the absence of any law or governmental order or other legal restraint or prohibition preventing the consummation of the Business Combination, (iii) the Registration Statement being declared effective under the Securities Act, (iv) the ACAB New Common Shares to be issued in connection with the Business Combination having been approved for listing on Nasdaq, (v) the approval of certain of the Company Proposals by the Company’s stockholders, (vi) obtaining the Abpro written consent approving the Business Combination; (vii) the Company having at least $5,000,001 of net tangible assets (as determined in accordance with
Rule 3a51-1(g)(1) of
the Securities Exchange Act of 1934, as amended) remaining after the Closing; and (viii) the Company arranging for binding commitments of at least $8.7 million in available closing cash consisting of funds in the Trust Account (after reduction for payments made in connection with redemptions by the Company stockholders) plus any funds available pursuant to a PIPE Financing, forward purchase agreement, equity line of credit, convertible note financing and other sources of financing, less any Unpaid SPAC Expenses, as described in the Business Combination Agreement, subject to the Abpro’s waiver of such amount.
Sponsor Letter Agreement
On December 11, 2023, Atlantic Coastal Acquisition Management II LLC, a Delaware limited liability company (the “Sponsor”) entered into an agreement with the Company, the Abpro and Abpro Bio Co., Ltd (the “Sponsor Letter Agreement”), whereby Sponsor agrees to (i) retain 2.95 million shares of the Company’s Series A Common Stock held by it, (ii) divide 2,458,333 shares of the Company’s Series A Common Stock held by it among the Sponsor, who will be entitled to 491,667 of the shares, Abpro, who will be entitled to 983,333 of the shares, and Abpro Bio Co., Ltd, who will be entitled to 983,333 of the shares, for such party to use to obtain non-redemption commitments
from the Company’s stockholders or other capital for ACAB or the Surviving Company (with any shares unused for such purpose to be retained by such party) and (ii) forfeit the remainder of any the Company’s Series A Common Stock and the Company’s Series B Common Stock held by it.
Sponsor Support Agreement
On December 11, 2023, the Company, Abpro and the Sponsor entered into the Sponsor Support Agreement pursuant to which the Sponsor agreed to, among other things, vote all of its shares of the Company’s Series A Common Shares and the Company’s Series B Common Shares held by it, whether now owned or hereafter acquired, (i) in favor of the approval and adoption of the Business Combination Agreement and the transactions contemplated thereby (including the Business Combination), and (ii) against any proposal, action or agreement that would impede, interfere with, delay, postpone or discourage any provision of the Sponsor Support Agreement, the Business Combination Agreement or the transactions contemplated thereby (including the Business Combination). In addition, in the Sponsor Support Agreement, the Sponsor agrees to waive, and not to assert or perfect, among other things, any rights to adjustment or other anti-dilution protections with respect to the rate at which the shares of the Company’s Series B Common Stock held by the Sponsor convert into shares of the Company’s Series A Common Stock in connection with the transactions contemplated by the Business Combination Agreement.